Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Auditor [Line Items]
Auditor Name	KPMG Auditores Independentes Ltda.	KPMG Auditores Independentes Ltda.
Auditor Firm ID	1124	1124
Auditor Location	São Jose dos Campos, Brazil	São Jose dos Campos, Brazil